SHARE-BASED COMPENSATION (Summary Of Activity Of Stock Options Granted) (Details) - $ / shares	8 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average grant date fair value
Granted (in dollars per share)		$ 0.54		$ 0.55
Stock options [Member]
Number of shares
Balance at the beginning of the period (in shares)		112,882,397	117,848,006
Granted (in shares)	3,980,630	39,752,430
Exercised (in shares)		(2,637,393)	(3,089,784)
Forfeited (in shares)		(4,550,874)	(1,875,825)
Balance at the end of the period (in shares)		145,446,560	112,882,397	117,848,006
Exercisable, at the end of the period (in shares)		80,492,529
Vested and expected to vest, at the end of the period (in shares)		64,954,031
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)		$ 0.82	$ 0.81
Granted (in dollars per share)		1.227
Exercised (in dollars per share)		0.44	0.44
Forfeited (in dollars per share)		0.09	0.87
Balance at the end of the period (in dollars per share)		0.96	0.82	$ 0.81
Exercisable, at the end of the period (in dollars per share)		0.85
Vested and expected to vest, at the end of the period (in dollars per share)		1.09
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)		0.69	0.68
Granted (in dollars per share)		0.54
Exercised (in dollars per share)		0.33	0.28
Forfeited (in dollars per share)		1.6	0.65
Balance at the end of the period (in dollars per share)		$ 0.63	$ 0.69	$ 0.68